Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Notes Payable

As of December 31, 2023 and 2022, the principal balances on notes payable are as follows (dollars in thousands):

	Original Debt	Monthly	Balance as of		Term (in		Interest	Loan
Loan	Amount	Payment	12/31/23	Lender	Years)		Rate	Maturity
MVP Memphis Poplar (3)	$1,800	I/O	$1,800	LoanCore	5		5.38%	3/6/2024
MVP St. Louis (3)	$3,700	I/O	$3,700	LoanCore	5		5.38%	3/6/2024
Mabley Place Garage, LLC	$9,000	$44	$7,428	Barclays	10		4.25%	12/6/2024
322 Streeter Holdco LLC	$25,900	$130	$24,672	American National Insurance Co.	5	*	3.50%	3/1/2025
MVP Houston Saks Garage, LLC	$3,650	$20	$2,851	Barclays Bank PLC	10		4.25%	8/6/2025
Minneapolis City Parking, LLC	$5,250	$29	$4,223	American National Insurance, of NY	10		4.50%	5/1/2026
MVP Bridgeport Fairfield Garage, LLC	$4,400	$23	$3,531	FBL Financial Group, Inc.	10		4.00%	8/1/2026
West 9th Properties II, LLC	$5,300	$30	$4,343	American National Insurance Co.	10		4.50%	11/1/2026
MVP Fort Worth Taylor, LLC	$13,150	$73	$10,807	American National Insurance, of NY	10		4.50%	12/1/2026
MVP Detroit Center Garage, LLC	$31,500	$194	$26,759	Bank of America	10		5.52%	2/1/2027
St. Paul Holiday Garage, LLC (1)	$4,132	$24	$3,714	KeyBank	10	*	4.90%	5/1/2027
MVP St. Louis Washington, LLC (1)	$1,380	$8	$1,241	KeyBank	10	*	4.90%	5/1/2027
Cleveland Lincoln Garage, LLC (1)	$3,999	$23	$3,594	KeyBank	10	*	4.90%	5/1/2027
MVP Denver Sherman, LLC (1)	$286	$2	$257	KeyBank	10	*	4.90%	5/1/2027
MVP Milwaukee Arena Lot, LLC (1)	$2,142	$12	$1,925	KeyBank	10	*	4.90%	5/1/2027
MVP Denver 1935 Sherman, LLC (1)	$762	$4	$684	KeyBank	10	*	4.90%	5/1/2027
MVP Louisville Broadway Station, LLC (2)	$1,682	I/O	$1,682	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Whitefront Garage, LLC (2)	$6,454	I/O	$6,454	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston Preston Lot, LLC (2)	$1,627	I/O	$1,627	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston San Jacinto Lot, LLC (2)	$1,820	I/O	$1,820	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Broadway, LLC (2)	$1,671	I/O	$1,671	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Seventh & Cerre, LLC (2)	$2,057	I/O	$2,057	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Indianapolis Meridian Lot, LLC (2)	$938	I/O	$938	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St Louis Cardinal Lot DST, LLC	$6,000	I/O	$6,000	Cantor Commercial Real Estate	10		5.25%	5/31/2027
MVP Preferred Parking, LLC	$11,330	$66	$11,028	Key Bank	10	**	5.02%	8/1/2027
Less unamortized loan issuance costs			$(426)
			$134,380

(1)	We issued a promissory note to KeyBank for $12.7 million secured by the pool of properties.
(2)	We issued a promissory note to Cantor Commercial Real Estate Lending, L.P. (“CCRE”) for $16.25 million secured by the pool of properties.
(3)	The loan is secured by a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing on each of the properties owned by MVP St. Louis 2013 and MVP Memphis Poplar.

*	2 Year Interest Only
**	10 Year Interest Only

I/O - Interest Only

Schedule of Future Principal Payments on Notes Payable	As of December 31, 2023, future principal payments on notes payable are as follows (dollars in thousands):
2024	$10,564
2025	29,166
2026	22,789
2027	67,084
Thereafter	5,603
Total	$135,206